LEASE OBLIGATIONS - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Secured lease obligations	$ 120.4	$ 126.1